Accrued Expenses and Other Liabilities (Details) $ in Thousands, £ in Millions	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 GBP (£)
Payables and Accruals [Abstract]
Compensation and benefits	$ 4,634	$ 3,296
Research and development costs	7,016	9,362
UCLB milestone	635	638	£ 0.5
Professional fees	3,060	4,130
Deferred rent		561
U.S. Corporate and local tax	549	621
Other liabilities	1,343	446
Total accrued expenses and other liabilities	$ 17,237	$ 19,054